Financial instruments by category	12 Months Ended
Dec. 31, 2017
Financial instruments by category [Abstract]
Financial instruments by category
Note 8.- Financial instruments by category

Financial instruments are primarily deposits, derivatives, trade and other receivables and loans. Financial instruments by category (current and non-current), reconciled with the statement of financial position as of December 31, 2017 and 2016 are as follows:

	Notes	Loans and receivables / payables	Available for sale financial assets	Hedging derivatives	Balance as of December 31, 2017
Derivative assets	9	-	-	8,230	8,230
Investment in Ten West Link		2,088	-	-	2,088
Abengoa debt and Equity instruments		-	1,715	-	1,715
Other financial investments		243,347	-	-	243,347
Clients and other receivables	11	244,449	-	-	244,449
Cash and cash equivalents	12	669,387	-	-	669,387
Total financial assets		1,159,271	1,715	8,230	1,169,216

Corporate debt	14	643,083	-	-	643,083
Project debt	15	5,475,208	-	-	5,475,208
Related parties – non-current	10	141,031	-	-	141,031
Trade and other current liabilities	17	155,144	-	-	155,144
Derivative liabilities	9	-	-	329,731	329,731
Total financial liabilities		6,414,466	-	329,731	6,744,197

	Notes	Loans and receivables / payables	Available for sale financial assets	Hedging derivatives	Balance as of December 31, 2016
Derivative assets	9	-	-	3,822	3,822
Preferred equity in ACBH		-	30,488	-	30,488
Other financial investments		263,501	-	-	263,501
Clients and other receivables	11	207,621	-	-	207,621
Cash and cash equivalents	12	594,811	-	-	594,811
Total financial assets		1,065,933	30,488	3,822	1,100,243

Corporate debt	14	668,201	-	-	668,201
Project debt	15	5,330,467	-	-	5,330,467
Related parties – non-current	10	101,750	-	-	101,750
Trade and other current liabilities	17	160,505	-	-	160,505
Derivative liabilities	9	-	-	349,266	349,266
Total financial liabilities		6,260,923	-	349,266	6,610,189

Further to the completion of a series of conditions precedent that made Abengoa´s restructuring effective as of March 31, 2017, the guarantee provided by Abengoa regarding the preferred equity investment in ACBH, which supported the fair value of this instrument of $30.5 million as of December 31, 2016, was canceled, which reduced the fair value of this instrument to nil. In exchange for the guarantee provided by Abengoa being canceled, the Company received a certain amount of equity in Abengoa, and Corporate tradable bonds issued by Abengoa and subject to a 5.5-year period stay (extendable to a 2 additional years subject further to the senior old money creditors´consent) and with a 1.5% annual interest rate (0.25% cash, 1.25% PIK).

Further to the restructuring agreement of Abengoa being made effective, the Company was assigned an amount of New Money 1 Tradable Notes of $44.5 million in exchange for contributing $43.6 million of cash. As a result of this contribution, the corporate tradable bonds detailed above are ranked as senior debt. The Company sold all the New Money 1 Tradable Notes it was assigned during the month of April 2017 for $44.9 million.

New Money 1 Tradable Notes assigned to Atlantica Yield, Corporate tradable bonds and shares in Abengoa received, together are further referred as “Abengoa Debt and Equity Instruments”. These are all available for sale financial assets, of which major part has been sold during the second, third and fourth quarter of 2017. The fair value of the remaining portion as of December 31, 2017 amounts to $1.7 million, and is classified as current financial investments.

Derecognition of the fair value assigned to the ACBH preferred equity investment and recognition of the Abengoa Debt and Equity Instruments resulted in a loss of $5.8 million. The sale of these instruments resulted in a profit of $6.5 million. Both impacts are accounted for in these consolidated financial statements for the year ended December 31, 2017 as Other net financial income and expenses (see Note 21).

Prior to Abengoa´s restructuring agreement being made effective, Abengoa acknowledged that it failed to fulfill its obligations under the agreements related to the preferred equity investment in ACBH and, as a result, Atlantica Yield is the legal owner of the dividends amounting to $10.4 million declared on February 24, 2017, that the Company retained from Abengoa. Upon receipt of Abengoa Debt and Equity Instruments, the Company waived its rights under the guarantee provided by Abengoa related to the ACBH agreements, including its right to retain the dividends payable to Abengoa.

Other financial investments include primarily the short-term portion of contracted concessional assets (see Note 6).

Investment in Ten West Link as of December 31, 201 is a $2.1 million investment, which was made by the Company accounting for a 12.5% interests in a 114-mile transmission line in the U.S.

As of December 31, 2017 and 2016, all the financial instruments measured at fair value have been classified as Level 2, except for the Abengoa Debt and Equity Instruments received further to the implementation of Abengoa´s restructuring agreement on March 31st 2017. The unsold portion as of December 31st 2017 is classified as Level 1.